GENERAL INFORMATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2018
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS
GENERAL INFORMATION AND DESCRIPTION OF BUSINESS

1.      GENERAL INFORMATION AND DESCRIPTION OF BUSINESS

Mobile TeleSystems Public Joint-Stock Company (“MTS PJSC”, or “the Company”) is a company incorporated under the laws of the Russian Federation and having its registered address at 4, Marksistskaya Street, 109147, Moscow, Russian Federation.

The consolidated financial statements of the Company and its subsidiaries (“the Group” or “MTS”) as of December 31, 2018 and 2017, and for the years ended 31 December 2018, 2017 and 2016 were authorized for issue by the President of MTS on March 19, 2019.

Business of the Group – MTS PJSC was incorporated on March 1, 2000, through the merger of MTS CJSC and Rosico TC CJSC, its wholly-owned subsidiary. MTS CJSC started its operations in the Moscow licence area in 1994, before expanding through Russia and the CIS. MTS PJSC’s majority shareholder is Sistema Public Joint-Stock Financial Corporation or Sistema, whose controlling shareholder is Vladimir P. Yevtushenkov.

The Group provides a wide range of telecommunications services including voice and data transmission, internet access, pay TV, various value added services (“VAS”) through wireless and fixed lines, financial services, banking services, integration services as well as the sale of equipment, accessories and software. The Group primarily operates in Russia, Ukraine and Armenia.

MTS completed its initial public offering in 2000 and listed its shares of common stock, represented by American Depositary Shares, or ADSs, on the New York Stock Exchange under the symbol “MBT”. Since 2003 common shares of MTS PJSC have been traded on the Public Joint-Stock Company “Moscow Exchange MICEX-RTS” ( the “Moscow Exchange”).